CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 29, 2022	Dec. 07, 2011	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Common stock, shares issued			21,455,170	21,332,684	21,238,191
Common stock, shares outstanding			21,455,170	21,332,684	21,238,191
Series A-1 junior participating preferred stock
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized			2,500,000	2,500,000	2,500,000
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Series B 9.375% redeemable preferred stock
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, dividend rate (as a percent)	9.375%	9.375%	9.375%	9.375%	9.375%
Preferred stock, liquidation value (in dollars)			$ 36,140	$ 36,140	$ 35,750
Preferred stock, shares authorized			2,000,000	2,000,000	2,000,000
Preferred stock, shares issued			665,592	665,592	665,592
Preferred stock, shares outstanding			665,592	665,592	665,592
Series C 9.125% redeemable preferred stock
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, dividend rate (as a percent)	9.125%	9.125%	9.125%	9.125%	9.125%
Preferred stock, liquidation value (in dollars)			$ 35,127	$ 35,127	$ 35,127
Preferred stock, shares authorized			5,500,000	5,500,000	5,500,000
Preferred stock, shares issued			1,405,086	1,405,086	1,405,086
Preferred stock, shares outstanding			1,405,086	1,405,086	1,405,086